Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities:
Cash generated from operations	₩ 3,169,950	₩ 3,373,456	₩ 2,819,329
Income taxes paid	(161,462)	(139,782)	(290,102)
Interests received	54,915	93,945	144,402
Interests paid	(711,320)	(915,858)	(990,881)
Net cash provided by operating activities	2,352,083	2,411,761	1,682,748
Cash flows from (used in) investing activities:
Dividends received	1,930	200	15,200
Increase in deposits in banks	(1,700)	(1,700)	(943,166)
Proceeds from withdrawal of deposits in banks	1,700	921,995	1,785,231
Acquisition of financial assets at fair value through profit or loss	(1,422)	(5,470)	(4,615)
Proceeds from disposal of financial assets at fair value through profit or loss	4,275	5,301	546
Acquisition of financial assets at fair value through other comprehensive income			(3,000)
Proceeds from disposal of financial assets at fair value through other comprehensive income			2,671
Proceeds from disposal of investments in associates		17,609
Proceeds from disposal of assets held for sale	813,311
Acquisition of property, plant and equipment	(1,347,937)	(2,129,735)	(3,482,754)
Proceeds from disposal of property, plant and equipment	122,850	248,460	485,659
Acquisition of intangible assets	(759,146)	(786,819)	(672,076)
Proceeds from disposal of intangible assets	1,918	6,257	6,328
Proceeds from insurance payout		49,995
Government grants received	1,041	2,307	7,417
Proceeds from settlement of derivatives	157,984	274,173	178,610
Decrease in short-term loans	21,558	19,697	27,411
Increase in deposits	(4,405)	(2,036)	(3,992)
Decrease in deposits	7,682	2,124	4,535
Proceeds from disposal of greenhouse gas emission permits	1,742	14,394	6,659
Net cash used in investing activities	(978,619)	(1,363,248)	(2,589,336)
Cash flows from (used in) financing activities:
Proceeds from short-term borrowings	4,385,305	5,219,941	6,729,725
Repayments of short-term borrowings	(4,502,811)	(6,285,819)	(7,446,111)
Proceeds from issuance of bonds			469,266
Repayments of bonds	(612,000)	(370,000)	(433,990)
Proceeds from long-term borrowings	4,919,708	2,912,552	4,765,524
Repayments of long-term borrowings	(245,735)
Repayments of current portion of long-term borrowings and bonds	(5,808,062)	(3,638,904)	(2,625,970)
Payment of lease liabilities	(52,902)	(71,008)	(73,483)
Repayments of security deposits received	(40,500)
Capital increase		1,292,455
Transaction cost from capital increase		(11,641)
Acquisition of non-controlling shareholders' interests in subsidiaries		(245,362)
Dividends to non-controlling shareholders in subsidiaries	(6,390)	(136,519)	(34,098)
Net cash provided by (used in) financing activities	(1,963,387)	(1,334,305)	1,350,863
Net increase (decrease) in cash and cash equivalents	(589,923)	(285,792)	444,275
Cash and cash equivalents included in assets held for sale		158,415
Beginning Balance	2,021,640	2,257,522	1,824,649
Effect of exchange rate fluctuations on cash held	(18,074)	208,325	(11,402)
Cash and cash equivalents included in assets held for sale		(158,415)
Ending Balance	₩ 1,572,058	₩ 2,021,640	₩ 2,257,522